LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–89.87%
INVESTMENT COMPANIES–89.87%
Equity Funds–44.87%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	153,010	$ 1,363,775
LVIP Delaware Mid Cap Value Fund	106,114	3,848,322
LVIP SSGA Large Cap 100 Fund	1,114,055	12,742,560
LVIP SSGA Mid-Cap Index Fund	956,180	9,997,824
LVIP SSGA Nasdaq-100 Index Fund	224,163	1,746,680
LVIP SSGA S&P 500 Index Fund	2,031,131	41,926,599
LVIP SSGA Small-Cap Index Fund	303,909	7,929,608
LVIP T. Rowe Price Growth Stock Fund	262,019	9,280,179
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	170,664	3,837,717
		92,673,264
Fixed Income Funds–18.84%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	631,144	6,091,170
LVIP Delaware Bond Fund	1,114,018	12,875,816
LVIP PIMCO Low Duration Bond Fund	57,584	537,143
LVIP SSGA Bond Index Fund	770,154	7,579,090
LVIP Western Asset Core Bond Fund	1,419,386	11,834,844
		38,918,063
Global Equity Fund–1.05%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	329,847	2,162,145
		2,162,145
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–25.11%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	335,334	$ 3,580,693
LVIP MFS International Growth Fund	697,066	10,893,743
LVIP Mondrian International Value Fund	644,346	7,970,565
LVIP SSGA Developed International 150 Fund	670,681	4,148,835
LVIP SSGA Emerging Markets 100 Fund	194,998	1,225,756
LVIP SSGA Emerging Markets Equity Index Fund	836,636	7,374,944
LVIP SSGA International Index Fund	2,086,851	16,684,376
		51,878,912
Total Affiliated Investments (Cost $208,239,202)		185,632,384

UNAFFILIATED INVESTMENT–6.71%
INVESTMENT COMPANY–6.71%
Money Market Fund–6.71%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	13,845,793	13,845,793
Total Unaffiliated Investment (Cost $13,845,793)		13,845,793

TOTAL INVESTMENTS–96.58% (Cost $222,084,995)	199,478,177
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.42%	7,072,640
NET ASSETS APPLICABLE TO 21,885,148 SHARES OUTSTANDING–100.00%	$206,550,817

✧✧ Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(35)	Australian Dollar	$(2,245,425)	$(2,352,162)	12/19/22	$106,737	$—
(78)	British Pound	(5,450,737)	(5,605,080)	12/19/22	154,343	—
(103)	Euro	(12,696,681)	(12,920,218)	12/19/22	223,537	—
(68)	Japanese Yen	(5,918,975)	(5,948,183)	12/19/22	29,208	—
(7)	Swedish Krona	(1,267,140)	(1,307,214)	12/19/22	40,074	—
					553,899	—
Equity Contracts:
(156)	E-mini MSCI Emerging Markets Index	(6,797,700)	(7,520,198)	12/16/22	722,498	—
(83)	E-mini Russell 2000 Index	(6,929,670)	(7,609,575)	12/16/22	679,905	—
(242)	E-mini S&P 500 Index	(43,578,150)	(48,381,123)	12/16/22	4,802,973	—
(70)	E-mini S&P MidCap 400 Index	(15,457,400)	(17,147,748)	12/16/22	1,690,348	—
(355)	Euro STOXX 50 Index	(11,533,475)	(12,464,779)	12/16/22	931,304	—
(66)	FTSE 100 Index	(5,095,454)	(5,462,572)	12/16/22	367,118	—
(71)	OMXS 30 Index	(1,170,788)	(1,231,646)	10/21/22	60,858	—
(20)	SPI 200 Index	(2,067,988)	(2,195,570)	12/15/22	127,582	—
(44)	TOPIX Index	(5,581,704)	(5,788,896)	12/8/22	207,192	—
					9,589,778	—
Total Futures Contracts					$10,143,677	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$185,632,384	$—	$—	$185,632,384
Unaffiliated Investment Company	13,845,793	—	—	13,845,793
Total Investments	$199,478,177	$—	$—	$199,478,177
Derivatives:
Assets:
Futures Contracts	$10,143,677	$—	$—	$10,143,677
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-89.87%@
Equity Funds-44.87%@
✧✧‡LVIP Channing Small Cap Value Fund	$—	$1,597,205	$70,271	$2,872	$(166,031)	$1,363,775	153,010	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	4,975,724	744,908	844,890	(24,347)	(1,003,073)	3,848,322	106,114	125,863	—
✧✧LVIP SSGA Large Cap 100 Fund	16,168,452	2,004,331	1,908,249	(365,856)	(3,156,118)	12,742,560	1,114,055	184,695	—
✧✧LVIP SSGA Mid-Cap Index Fund	13,039,283	2,569,434	1,560,368	(159,927)	(3,890,598)	9,997,824	956,180	1,232,783	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,425,423	455,216	286,724	(43,849)	(803,386)	1,746,680	224,163	31,712	—
✧✧LVIP SSGA S&P 500 Index Fund	56,949,715	8,571,895	5,902,000	(472,575)	(17,220,436)	41,926,599	2,031,131	4,269,251	—
✧✧LVIP SSGA Small-Cap Index Fund	13,142,803	2,200,257	3,336,292	(697,175)	(3,379,985)	7,929,608	303,909	969,865	—
✧✧LVIP T. Rowe Price Growth Stock Fund	10,040,649	7,403,427	1,591,820	(541,924)	(6,030,153)	9,280,179	262,019	1,789,025	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,953,907	2,397,523	768,371	(257,171)	(1,488,171)	3,837,717	170,664	513,369	—
Fixed Income Funds-18.84%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	8,457,954	806,406	2,716,942	(181,024)	(275,224)	6,091,170	631,144	—	—
✧✧LVIP Delaware Bond Fund	13,379,077	3,124,958	1,446,881	(264,223)	(1,917,115)	12,875,816	1,114,018	3,691	—
✧✧LVIP PIMCO Low Duration Bond Fund	—	545,697	3,083	(11)	(5,460)	537,143	57,584	—	—
✧✧LVIP SSGA Bond Index Fund	9,067,053	1,050,677	1,214,105	(167,458)	(1,157,077)	7,579,090	770,154	1,733	—
✧✧LVIP Western Asset Core Bond Fund	13,415,302	2,295,037	1,365,044	(250,996)	(2,259,455)	11,834,844	1,419,386	—	—
Global Equity Fund-1.05%@
✧✧LVIP BlackRock Global Real Estate Fund	3,713,418	460,804	815,016	(151,527)	(1,045,534)	2,162,145	329,847	64,031	—
International Equity Funds-25.11%@
✧✧LVIP Loomis Sayles Global Growth Fund	4,590,801	1,359,097	634,018	(183,728)	(1,551,459)	3,580,693	335,334	252,829	—
✧✧LVIP MFS International Growth Fund	13,166,832	3,148,480	1,005,816	(200,788)	(4,214,965)	10,893,743	697,066	853,448	—
✧✧LVIP Mondrian International Value Fund	9,695,177	1,712,928	922,467	(78,843)	(2,436,230)	7,970,565	644,346	80,945	—
✧✧LVIP SSGA Developed International 150 Fund	5,423,773	934,167	927,002	(63,510)	(1,218,593)	4,148,835	670,681	177,513	—
✧✧LVIP SSGA Emerging Markets 100 Fund	1,793,766	356,799	510,764	(14,789)	(399,256)	1,225,756	194,998	92,235	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	11,695,305	1,916,969	3,457,305	(242,405)	(2,537,620)	7,374,944	836,636	120,602	—
✧✧LVIP SSGA International Index Fund	24,902,030	2,731,969	4,043,005	(728,638)	(6,177,980)	16,684,376	2,086,851	251,180	—
Total	$239,996,444	$48,388,184	$35,330,433	$(5,087,892)	$(62,333,919)	$185,632,384		$11,014,770	$—

@ As a percentage of Net Assets as of September 30, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–4